Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Schedule of Warrants Activity

The Company had the following activity related to shares of common stock underlying warrants:

	Shares Underlying Warrants	Weighted Average Exercise Price
Warrants outstanding January 1, 2019	4,677,458	$11.50
Granted	-	-
Cancelled or Expired	-	-
Exercised	-	-
Warrants outstanding June 30, 2019	4,677,458	$11.50

The Company had the following activity related to shares underlying warrants:

	Shares Underlying Warrants	Weighted Average Exercise Price
Warrants outstanding March 15, 2018	-	$-
Granted	4,677,458	$11.50
Cancelled or Expired	-	$-
Exercised	-	$-
Warrants outstanding December 31, 2018	4,677,458	$11.50

Schedule of Stock Option Activity

Stock option activity is summarized below:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options outstanding at January 1, 2019	3,658,421	$11.10
Granted	165,000	6.52
Cancelled or terminated	(145,841)	11.10
Exercised	-	-
Options outstanding at June 30, 2019	3,677,580	$10.89	3.8	$-
Options vested at June 30, 2019	28,152	$11.10	3.8	$-

Stock option activity is summarized below:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options outstanding at March 15, 2018	-	$-
Granted	4,271,128	$11.10
Cancelled or terminated	(612,707)	$11.08
Exercised	-	$-
Options outstanding at December 31, 2018	3,658,421	$11.10	4.2	$-
Options vested at December 31, 2018	-	$-	-	$-

	Shares Underlying Options	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options outstanding at January 1, 2017	75,561	$98.69
Granted	283,333	26.00
Cancelled or terminated	(75,561)	98.69
Exercised	-	-
Options outstanding at December 31, 2017	283,333	$22.77	(1)	9.2	$-
Options vested at December 31, 2017	-	$-		-	$-

(1)	In April 2017, options for the purchase of 216,667 common shares were modified such that the exercise price was reduced from $26.00 per share to $21.77 per share (see Note 14), reducing the weighted average exercise price from $26.00 per share to $22.77 per share.

Schedule of Fair Value Assumptions of Awards

The fair value of the awards of $444 was determined using the Black-Scholes option pricing model based on the following range of assumptions:

For the period from January 1, 2019 to June 30, 2019
Risk free interest rate	2.49%-2.51%
Expected term (years)	3.75
Expected volatility	52%
Expected dividends	0.00%

The grant date value of options granted during year ended December 31, 2017 was determined using the Black Scholes method with the following assumptions used:

For the Year Ended December 31, 2017
Risk free interest rate	1.90% - 2.11%
Expected term (years)	6.17 - 6.25
Expected volatility	36%
Expected dividends	0.00%